Goodwill	12 Months Ended
Dec. 31, 2017
Goodwill
Goodwill

(7)Goodwill

Details of and movement in this caption of the consolidated balance sheet at 31 December 2016 are as follows:

		Thousands of Euros
		Balance at	Translation	Balance at
	Segment	31/12/2015	differences	31/12/2016
Net value
Grifols UK.Ltd. (UK)	Bioscience	9,362	(1,337)	8,025
Grifols Italia.S.p.A. (Italy)	Bioscience	6,118	—	6,118
Biomat USA, Inc.(USA)	Bioscience	186,907	6,132	193,039
Grifols Australia Pty Ltd. (Australia) / Medion Diagnostics AG (Switzerland)	Diagnostic	9,961	173	10,134
Grifols Therapeutics, Inc. (USA)	Bioscience	2,041,137	67,002	2,108,139
Araclon Biotech, S.L. (Spain)	Diagnostic	6,000	—	6,000
Progenika Biopharma, S.A. (Spain)	Diagnostic	40,516	—	40,516
Grifols Diagnostic (Novartis) (USA, Switzerland and Hong Kong)	Diagnostic	1,232,358	39,666	1,272,024

		3,532,359	111,636	3,643,995

Details of and movement in this caption of the consolidated balance sheet at 31 December 2017 are as follows:

		Thousands of Euros
		Balance at	Business	Translation	Balance at
	Segment	31/12/2016	Combination	differences	31/12/2017
Net value
Grifols UK.Ltd. (UK)	Bioscience	8,025	—	(280)	7,745
Grifols Italia.S.p.A. (Italy)	Bioscience	6,118	—	—	6,118
Biomat USA, Inc.(USA)	Bioscience	193,039	40,101	(27,886)	205,254
Grifols Australia Pty Ltd. (Australia) / Medion Diagnostics AG (Switzerland)	Diagnostic	10,134	—	(591)	9,543
Grifols Therapeutics, Inc. (USA)	Bioscience	2,108,139	—	(255,234)	1,852,905
Araclon Biotech, S.L. (Spain)	Diagnostic	6,000	—	—	6,000
Progenika Biopharma, S.A. (Spain)	Diagnostic	40,516	—	—	40,516
Grifols Diagnostic (Novartis & Hologic) (USA, Spain and Hong Kong)	Diagnostic	1,272,024	1,466,420	(302,537)	2,435,907
Kiro Grifols S.L. (Spain)	Hospital	—	26,510	—	26,510

		3,643,995	1,533,031	(586,528)	4,590,498

			(See note 3)

Impairment testing:

As a result of the acquisition of Talecris in 2011, and for impairment testing purposes, the Group combines the CGUs allocated to the Bioscience segment, grouping them together at segment level, because substantial synergies were expected to arise on the acquisition of Talecris, and due to the vertical integration of the business and the lack of an independent organized market for the products. Because the synergies benefit the Bioscience segment globally they cannot be allocated to individual CGUs. The Bioscience segment represents the lowest level to which goodwill is allocated and is subject to control by Group management for internal control purposes.

Since the acquisition of Novartis’ Diagnostic business unit in 2014, the Group combines Araclon, Progenika, Australia and recently Hologic’s share of NAT donor screening unit acquisition into a single CGU for the Diagnostic business as the acquisition is supporting not only the vertically integration business but also cross-selling opportunities. In addition, for management purposes, the Group’s management is focused on the business more than geographical areas or individual companies.

Due to the acquisition of an additional 40% stake of Kiro Grifols S.L., the Group has decided to group Kiro Grifols S.L. and Laboratorios Grifols S.L. into a single CGU for the Hospital business since the acquisition is supporting cross-selling opportunities.

The CGUs established by Management are:

•	Bioscience
•	Diagnostic
•	Hospital

The recoverable amount of the Bioscience CGU was calculated based on its value in use calculated as the present value of the future cash flows discounted at a discount rate considering the related inherent risk.

The recoverable amount of the Diagnostic CGU was calculated based on its fair value less costs of disposal calculated as the present value of the future cash flows discounted at a discount rate considering the related inherent risk.

The recoverable amount of the Hospital CGU was calculated based on its fair value less costs of disposal calculated as the present value of the future cash flows discounted at a discount rate considering the related inherent risk.

This value in use and fair value less costs of disposal calculations use cash flow projections for five years based on the financial budgets approved by management. Cash flows estimated as of the year in which stable growth in the CGU has been reached are extrapolated using the estimated growth rates indicated below.

The key assumptions used in calculating impairment of the CGUs for 2016 were as follows:

	Perpetual Growth rate	Pre-tax discount rate

Bioscience	2%	8.60%
Diagnostic	2%	10.30%

The key assumptions used in calculating impairment of the CGUs for 2017 have been as follows:

	Perpetual Growth rate	Pre-tax discount rate

Bioscience	2%	9.50%
Diagnostic	2%	10.60%
Hospital	1.40%	13.30%

Management determined budgeted gross margins based on past experience, investments in progress which would imply significant growth in production capacity and its forecast international market development. Perpetual growth rates are coherent with the forecasts included in industry reports. The discount rate used reflects specific risks related to the CGU.

As the acquisition of Hologic’s NAT donor screening unit share and the acquisition for an additional stake of Kiro Grifols S.L. are recent transactions and as the recoverable amount of the Bioscience CGU is much higher than the carrying amount of the Bioscience segment’s net assets, specific information from the impairment test sensitivity analysis is not included.

At 31 December 2017 Grifols’ stock market capitalization totals Euros 15,379 million (Euros 12,020 million at 31 December 2016).